Expense Example - Kensington Premium Opportunities ETF - Kensington Premium Opportunities ETF Class	Aug. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	$ 303